CONTRIBUTED EQUITY - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	2 Months Ended
	Mar. 12, 2026 shares	Oct. 10, 2025 USD ($) shares	Oct. 10, 2025 AUD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of ordinary shares authorized in firm commitments (in shares)		14,000,000	14,000,000
Share issuance price (in dollars per shares) | $ / shares			$ 5.00
Gross proceeds to be received from ordinary shares		$ 46	$ 70
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued	3,061,391
Number of shares issued through conversion of employee incentive securities (in shares)	1,788,212
Number of shares issued through satisfaction of obligations (in shares)	1,273,179
Number of shares issued (in shares)	339,384,070
Number of shares outstanding (in shares)	339,384,070